Condensed Interim Consolidated Statements of Changes in Shareholders' Deficiency (Parenthetical) - $ / shares	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019
Converted units issued price per share	$ 0.26		$ 0.04
Units Issued One [Member]
Converted units issued price per share				$ 3.42
Units Issued Two [Member]
Converted units issued price per share				0.57
Units Issued Three [Member]
Converted units issued price per share				0.04
Units Issued Four [Member]
Converted units issued price per share		$ 0.04
Units Issued Five [Member]
Converted units issued price per share		0.42
Units Issued Six [Member]
Converted shares issued warrants exercised		0.18
CAD [Member]
Converted units issued price per share	$ 0.35		$ 0.05
CAD [Member] | Units Issued One [Member]
Converted units issued price per share				4.50
CAD [Member] | Units Issued Two [Member]
Converted units issued price per share				0.75
CAD [Member] | Units Issued Three [Member]
Converted units issued price per share				$ 0.05
CAD [Member] | Units Issued Four [Member]
Converted units issued price per share		0.05
CAD [Member] | Units Issued Five [Member]
Converted units issued price per share		0.56
CAD [Member] | Units Issued Six [Member]
Converted shares issued warrants exercised		$ 0.25